Delaware Group Foundation Funds
2005 Market Street
Philadelphia, PA 19103

Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103

May 23, 2018

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Attention: Jaea Hahn

Re:	Delaware Group Foundation Funds (Registrant)
File No. 811-08457
Registration Statement on Form N-14 and Request for Acceleration

Dear Ms. Hahn:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of the Registrant.  This Registration Statement is being filed to register Class A, Class C, Class R and Institutional Class shares of the Delaware Foundation Moderate Allocation Fund (the "Acquiring Fund"), a series of the Registrant, that will be issued to shareholders of the Delaware Foundation Conservative Allocation Fund (the "Target Fund"), a series of the Registrant, in connection with a transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, pursuant to a Plan of Reorganization, which is included in the Registration Statement.  Shareholder approval is not being requested for this matter.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

On behalf of the above referenced Registrant and its principal underwriter, Delaware Distributors, L.P., and pursuant to the requirements of Rule 461 under the Securities Act of 1933, we respectfully request that the effectiveness of the Registrant's Registration Statement on Form N-14 be accelerated to Monday, June 11, 2018, or as soon as practicable thereafter.  A definitive Prospectus/Information Statement will be filed and mailed to Target Fund shareholders shortly thereafter.  It is our understanding that you have previously discussed the possible acceleration of the Registration Statement with Jonathan Kopcsik and Taylor Brody of Stradley Ronon Stevens & Young, LLP.

Please contact Jonathan Kopcsik at (215) 564-8099 or Taylor Brody at (215) 564-8071 if you have any questions or comments regarding this filing or the acceleration request.

Sincerely,

/s/ Shawn K. Lytle		/s/ Brett D. Wright
Name:	Shawn K. Lytle	Name:	Brett D. Wright
Title:	President/Chief Executive Officer	Title:	President
Delaware Group Foundation Funds		Delaware Distributors, L.P.